UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  April 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA FIRST START GROWTH FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2006

 [LOGO OF USAA]
    USAA(R)

                              USAA FIRST START
                                         GROWTH Fund

                    [GRAPHIC OF USAA FIRST START GROWTH FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA FIRST START GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                                 MARKET
   NUMBER                                                                                                         VALUE
OF SHARES     SECURITY                                                                                            (000)
-----------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (69.1%)

              COMMON STOCKS (68.5%)

              AEROSPACE & DEFENSE (2.8%)
   41,325     Precision Castparts Corp.                                                                        $  2,603
   69,350     United Technologies Corp.                                                                           4,356
                                                                                                               --------
                                                                                                                  6,959
                                                                                                               --------
              APPAREL & ACCESSORIES & LUXURY GOODS (2.0%)
  150,675     Coach, Inc.*                                                                                        4,975
                                                                                                               --------
              APPAREL RETAIL (0.6%)
   37,950     Chico's FAS, Inc.*                                                                                  1,406
                                                                                                               --------
              APPLICATION SOFTWARE (1.5%)
   90,600     Adobe Systems, Inc.*                                                                                3,552
                                                                                                               --------
              ASSET MANAGEMENT & CUSTODY BANKS (3.8%)
   18,150     Blackrock, Inc. "A"                                                                                 2,750
   55,300     Legg Mason, Inc.                                                                                    6,552
                                                                                                               --------
                                                                                                                  9,302
                                                                                                               --------
              BIOTECHNOLOGY (3.6%)
   62,175     Genentech, Inc.*                                                                                    4,956
   68,225     Gilead Sciences, Inc.*                                                                              3,923
                                                                                                               --------
                                                                                                                  8,879
                                                                                                               --------
              COAL & CONSUMABLE FUELS (1.3%)
   50,575     Peabody Energy Corp.                                                                                3,230
                                                                                                               --------
              COMMUNICATIONS EQUIPMENT (7.5%)
  243,450     Cisco Systems, Inc.*                                                                                5,100
  172,550     Corning, Inc.*                                                                                      4,768
  112,175     Motorola, Inc.                                                                                      2,395
  119,875     QUALCOMM, Inc.                                                                                      6,154
                                                                                                               --------
                                                                                                                 18,417
                                                                                                               --------
              COMPUTER & ELECTRONICS RETAIL (1.4%)
   61,875     Best Buy Co., Inc.                                                                                  3,506
                                                                                                               --------
              COMPUTER HARDWARE (4.3%)
   79,950     Apple Computer, Inc.*                                                                               5,628
  148,275     Hewlett-Packard Co.                                                                                 4,814
                                                                                                               --------
                                                                                                                 10,442
                                                                                                               --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.8%)
   62,525     Caterpillar, Inc.                                                                                   4,736
   68,250     Joy Global, Inc.                                                                                    4,483
                                                                                                               --------
                                                                                                                  9,219
                                                                                                               --------
              ELECTRICAL COMPONENTS & EQUIPMENT (1.6%)
   47,450     Emerson Electric Co.                                                                                4,031
                                                                                                               --------
              FOOD RETAIL (1.2%)
   47,400     Whole Foods Market, Inc.                                                                            2,909
                                                                                                               --------

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                   (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                                 MARKET
   NUMBER                                                                                                         VALUE
OF SHARES     SECURITY                                                                                            (000)
-----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE SERVICES (1.2%)
   53,700     DaVita, Inc.*                                                                                    $  3,021
                                                                                                               --------
              HOME IMPROVEMENT RETAIL (1.6%)
   63,450     Lowe's Companies, Inc.                                                                              4,001
                                                                                                               --------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (2.4%)
  101,875     Monster Worldwide, Inc.*                                                                            5,848
                                                                                                               --------
              INTERNET SOFTWARE & SERVICES (3.2%)
   48,425     eBay, Inc.*                                                                                         1,666
   15,025     Google, Inc. "A"*                                                                                   6,280
                                                                                                               --------
                                                                                                                  7,946
                                                                                                               --------
              INVESTMENT BANKING & BROKERAGE (7.1%)
   80,250     E*TRADE Financial Corp.*                                                                            1,996
   36,875     Goldman Sachs Group, Inc.                                                                           5,911
   40,475     Lehman Brothers Holdings, Inc.                                                                      6,118
  175,000     TD Ameritrade Holding Corp.                                                                         3,248
                                                                                                               --------
                                                                                                                 17,273
                                                                                                               --------
              MANAGED HEALTH CARE (0.9%)
   48,575     Humana, Inc.*                                                                                       2,195
                                                                                                               --------
              MULTI-LINE INSURANCE (1.5%)
   39,575     Hartford Financial Services Group, Inc.                                                             3,638
                                                                                                               --------
              OIL & GAS EQUIPMENT & SERVICES (1.4%)
   44,675     Halliburton Co.                                                                                     3,491
                                                                                                               --------
              OIL & GAS EXPLORATION & PRODUCTION (3.1%)
   48,800     EOG Resources, Inc.                                                                                 3,427
    5,489     Hugoton Royalty Trust                                                                                 152
   92,100     XTO Energy, Inc.                                                                                    3,900
                                                                                                               --------
                                                                                                                  7,479
                                                                                                               --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (2.8%)
   78,975     CB Richard Ellis Group, Inc. "A"*                                                                   6,941
                                                                                                               --------
              SEMICONDUCTOR EQUIPMENT (0.9%)
   54,100     MEMC Electronic Materials, Inc.*                                                                    2,196
                                                                                                               --------
              SEMICONDUCTORS (1.6%)
   97,312     Broadcom Corp. "A"*                                                                                 4,001
                                                                                                               --------
              SOFT DRINKS (2.5%)
  104,550     PepsiCo, Inc.                                                                                       6,089
                                                                                                               --------
              SPECIALIZED FINANCE (2.9%)
    8,675     Chicago Mercantile Exchange Holdings, Inc.                                                          3,973
   49,150     Moody's Corp.                                                                                       3,048
                                                                                                               --------
                                                                                                                  7,021
                                                                                                               --------
              Total common stocks (cost: $147,547)                                                              167,967
                                                                                                               --------

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                   (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                                 MARKET
   NUMBER                                                                                                         VALUE
OF SHARES     SECURITY                                                                                            (000)
-----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (0.6%)

              REAL ESTATE INVESTMENT TRUSTS (0.3%)
   20,000     Duke Realty Corp., Series M, 6.95%, perpetual                                                    $    491
   10,000     HRPT Properties Trust "C", 7.125%, cumulative redeemable                                              242
                                                                                                               --------
                                                                                                                    733
                                                                                                               --------
              REINSURANCE (0.3%)
   20,000     Arch Capital Group Ltd., 8.00%, perpetual (Bermuda)                                                   521
   10,000     Endurance Specialty Holdings Ltd., Series A, 7.75%, perpetual                                         237
                                                                                                               --------
                                                                                                                    758
                                                                                                               --------
              Total preferred stocks (cost: $1,492)                                                               1,491
                                                                                                               --------
              Total equity securities (cost: $149,039)                                                          169,458
                                                                                                               --------

PRINCIPAL
   AMOUNT                                                                          COUPON
    (000)                                                                            RATE         MATURITY
---------                                                                          ------         --------
              BONDS (29.2%)

              CORPORATE OBLIGATIONS (15.1%)

              CONSUMER FINANCE (0.4%)
   $1,000     HSBC Finance Corp., Notes                                              5.50%       1/19/2016          968
                                                                                                               --------
              DIVERSIFIED BANKS (0.4%)
    1,000     Key Bank N.A., Subordinated Notes                                      5.45        3/03/2016          963
                                                                                                               --------
              DIVERSIFIED CHEMICALS (0.4%)
    1,000     ICI Wilmington, Inc., Notes                                            4.38       12/01/2008          963
                                                                                                               --------
              ELECTRIC UTILITIES (3.0%)
      500     Black Hills Corp., Notes                                               6.50        5/15/2013          493
    1,000     Entergy Louisiana, Inc., First Mortgage Bonds                          5.83       11/01/2010          987
    1,000     Entergy Mississippi, Inc., First Mortgage Bonds                        5.92        2/01/2016          969
    1,000     Monongahela Power Co., Notes, Series A                                 7.36        1/15/2010        1,043
      819     Oglethorpe Power Corp., Secured Series Facility Bonds                  6.97        6/30/2011          835
      503     Power Contract Financing, Senior Notes(b)                              6.26        2/01/2010          506
    1,000     PPL Energy Supply, LLC, Bonds                                          5.70       10/15/2015          962
    1,000     Texas-New Mexico Power Co., Notes                                      6.13        6/01/2008        1,007
      500     Virginia Electric Power Co., Senior Notes                              5.40        1/15/2016          478
                                                                                                               --------
                                                                                                                  7,280
                                                                                                               --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
      750     Ametek, Inc., Senior Notes                                             7.20        7/15/2008          770
                                                                                                               --------
              GAS UTILITIES (0.2%)
      500     Energy Transfer Partners, LP, Senior Notes                             5.95        2/01/2015          489
                                                                                                               --------
              HOMEBUILDING (0.4%)
    1,000     Lennar Corp., Senior Notes                                             7.63        3/01/2009        1,048
                                                                                                               --------
              HOUSEHOLD APPLIANCES (0.2%)
      500     Stanley Works Capital Trust I, Bonds(b,e)                              5.90       12/01/2045          457
                                                                                                               --------

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                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                        MARKET
   AMOUNT                                                                          COUPON                         VALUE
    (000)     SECURITY                                                               RATE         MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
   $1,000     Constellation Energy Group, Inc., Notes                                7.60%       4/01/2032     $  1,125
                                                                                                               --------
              INTEGRATED OIL & GAS (0.2%)
      473     Merey Sweeny, LP, Senior Notes(b)                                      8.85       12/18/2019          539
                                                                                                               --------
              LIFE & HEALTH INSURANCE (0.5%)
    1,000     Prudential Holdings, LLC, Bonds(b)                                     8.70       12/18/2023        1,198
                                                                                                               --------
              MULTI-LINE INSURANCE (1.4%)
    1,000     Assurant, Inc., Notes                                                  5.63        2/15/2014          972
    1,000     ILFC E-Capital Trust I, Bonds(b,e)                                     5.90       12/21/2065          976
    1,000     ING Capital Funding Trust III, Guaranteed Bonds(e)                     8.44       12/29/2049        1,107
      500     Oil Casualty Insurance Ltd., Subordinated Debentures(b)                8.00        9/15/2034          476
                                                                                                               --------
                                                                                                                  3,531
                                                                                                               --------
              MULTI-UTILITIES (0.4%)
    1,000     Northwestern Corp., Notes(b)                                           7.30       12/01/2006        1,013
                                                                                                               --------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
      500     Seacor Holdings, Inc., Senior Notes                                    5.88       10/01/2012          478
                                                                                                               --------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
      575     K N Capital Trust III, Subordinated Debentures                         7.63        4/15/2028          599
                                                                                                               --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    1,000     Citigroup, Inc., Notes                                                 7.25       10/01/2010        1,066
                                                                                                               --------
              PROPERTY & CASUALTY INSURANCE (1.0%)
    1,000     Berkshire Hathaway Finance Corp., Guaranteed Notes                     4.85        1/15/2015          939
      500     Markel Corp., Senior Notes                                             6.80        2/15/2013          508
      500     Markel Corp., Senior Notes                                             7.35        8/15/2034          501
      500     Ohio Casualty Corp., Notes                                             7.30        6/15/2014          515
                                                                                                               --------
                                                                                                                  2,463
                                                                                                               --------
              PUBLISHING (0.2%)
      500     Scholastic Corp., Notes                                                5.00        4/15/2013          434
                                                                                                               --------
              REAL ESTATE INVESTMENT TRUSTS (1.6%)
      500     Brandywine Operating Partnership, LP, Notes                            5.63       12/15/2010          494
      500     Carramerica Realty Corp., Notes                                        5.50       12/15/2010          498
    1,000     ERP Operating, LP, Senior Notes                                        5.38        8/01/2016          953
    1,000     Mack-Cali Realty, LP, Notes                                            5.25        1/15/2012          968
    1,000     Washington REIT, Senior Notes                                          5.25        1/15/2014          959
                                                                                                               --------
                                                                                                                  3,872
                                                                                                               --------
              REGIONAL BANKS (1.5%)
      145     Colonial Bank, Subordinated Notes                                      8.00        3/15/2009          152
    1,000     First Republic Bank Corp., Subordinated Notes                          7.75        9/15/2012        1,105
    1,000     Fulton Capital Trust I, Notes                                          6.29        2/01/2036          923
      100     PNC Financial Services, Trust Preferred Securities, Series C           8.88        3/15/2027          107
      500     Popular North America Capital Trust I, Bonds                           6.56        9/15/2034          472
    1,000     TCF National Bank, Subordinated Notes                                  5.50        2/01/2016          962
                                                                                                               --------
                                                                                                                  3,721
                                                                                                               --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                        MARKET
   AMOUNT                                                                          COUPON                         VALUE
    (000)     SECURITY                                                               RATE         MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE (1.0%)
   $1,000     Countrywide Financial Corp., MTN, Series A, Bonds                      4.50%       6/15/2010     $    958
      870     Independence Community Bank Corp., Subordinated Notes(e)               3.75        4/01/2014          824
      710     Washington Mutual, Inc., Subordinated Notes                            4.63        4/01/2014          645
                                                                                                               --------
                                                                                                                  2,427
                                                                                                               --------
              TRUCKING (0.2%)
      500     Roadway Corp., Senior Notes                                            8.25       12/01/2008          523
                                                                                                               --------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    1,000     US Unwired, Inc., Secured Notes                                       10.00        6/15/2012        1,125
                                                                                                               --------
              Total corporate obligations (cost: $38,107)                                                        37,052
                                                                                                               --------
              EURODOLLAR AND YANKEE OBLIGATIONS (1.9%)(c)

              DIVERSIFIED BANKS (1.3%)
    1,000     BOI Capital Funding Number 3 LP, Guaranteed Bonds (Ireland)(b,e)       6.11        8/29/2049          956
      500     Mizuho Capital Investment 1 Ltd., Subordinated Bonds(b,e)              6.69        3/31/2049          485
    1,000     MUFG Capital Finance 1 Ltd., Guaranteed Preferred Bonds (Japan)(e)     6.35        7/25/2049          982
      880     Nordea Bank AB, Subordinated Notes (Sweden)(b,e)                       5.42       12/29/2049          829
                                                                                                               --------
                                                                                                                  3,252
                                                                                                               --------
              INTEGRATED OIL & GAS (0.2%)
      500     PEMEX Finance Ltd., Notes (Mexico)                                     9.03        2/15/2011          540
                                                                                                               --------
              REINSURANCE (0.4%)
      500     Montpelier Re Holdings Ltd., Senior Notes (Bermuda)                    6.13        8/15/2013          473
      500     Platinum Underwriters Finance, Inc., Notes (Bermuda)                   7.50        6/01/2017          489
                                                                                                               --------
                                                                                                                    962
                                                                                                               --------
              Total Eurodollar and Yankee obligations (cost: $4,895)                                              4,754
                                                                                                               --------
              ASSET-BACKED SECURITIES (1.2%)

              ASSET-BACKED FINANCING
      469     Aerco Ltd., Series 2A, Class A4(b)                                     5.42(d)     7/15/2025          455
    1,000     ARG Funding Corp., Series 2005-1A, Class A3(b)                         4.29        4/20/2011          957
      500     Bank One Issuance Trust, Notes, Series 2003, Class C-3                 4.77        2/16/2016          470
    1,000     Capital One Multi-Asset Execution Trust, Series 2004-C1, Class C1      3.40       11/16/2009          986
                                                                                                               --------
              Total asset-backed securities (cost: $2,896)                                                        2,868
                                                                                                               --------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (5.4%)

    1,000     Commercial Mortgage Asset Trust, Series 1999-C1, Class A4              6.98        1/17/2032        1,078
    1,000     Commercial Mortgage Trust, Pass-Through Certificates,
                 Series 2005-LP5, Class GMB1(b)                                      5.15        5/10/2043          978
    1,000     First Union National Bank Commercial Mortgage Trust,
                 Series 1999-C4, Class A2                                            7.39       12/15/2031        1,058
    1,000     GE Capital Commercial Mortgage Corp.,
                 Series 2001-3, Class A2                                             6.07        6/10/2038        1,027
    1,000     Government Lease Trust, Series 1999-GSA1, Class A4(b)                  6.48        5/18/2011        1,030
    1,000     GS Mortgage Securities Corp. II,
                 Series 2001-GL3A, Class A2(b)                                       6.45        8/05/2018        1,043
    1,000     JP Morgan Chase Commercial Mortgage Securities,
                 Series 2005-CB12, Class A3A1                                        4.82        9/12/2037          968

6

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                        MARKET
   AMOUNT                                                                          COUPAN                         VALUE
    (000)     SECURITY                                                               RATE         MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------------
   $1,000     JP Morgan Chase Commercial Mortgage Securities,
                 Series 2006-LDP6, Class A-SB                                        5.49%(d)    4/15/2043     $    989
    1,000     LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5             4.85        9/15/2031          962
      959     Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A2       7.56       11/15/2031        1,006
    1,000     Morgan Stanley Capital I, Inc., Series 2006-HQ8, Class AAB             5.57        3/12/2044          990
    1,000     Prudential Mortgage Capital Funding, LLC, Series 2001-ROCK, Class B    6.76        5/10/2034        1,057
    1,000     Wachovia Bank Commercial Mortgage Trust, Series 2005-C19, Class A5     4.66        5/15/2044          948
                                                                                                               --------
              Total commercial mortgage-backed securities (cost: $13,304)                                        13,134
                                                                                                               --------
              U.S. TREASURY SECURITIES (5.6%)

              NOTES
    8,000     4.38%, 11/15/2008                                                                                   7,906
    6,000     4.50%, 11/15/2010                                                                                   5,902
                                                                                                               --------
              Total U.S. Treasury securities (cost: $14,010)                                                     13,808
                                                                                                               --------
              Total bonds (cost: $73,212)                                                                        71,616
                                                                                                               --------
              MONEY MARKET INSTRUMENTS (3.6%)

              COMMERCIAL PAPER (0.4%)
              -----------------------
              INTEGRATED OIL & GAS
      816     ConocoPhillips Co.(b,f)                                                4.88        5/01/2006          816
                                                                                                               --------

   NUMBER
OF SHARES
---------
              MONEY MARKET FUNDS (3.2%)
              -------------------------
6,478,752     SSgA Prime Money Market Fund                                           4.63(a)             -        6,479
1,370,512     SSgA Money Market Fund                                                 4.44(a)             -        1,370
                                                                                                               --------
                                                                                                                  7,849
                                                                                                               --------
              Total money market instruments (cost: $8,665)                                                       8,665
                                                                                                               --------

              TOTAL INVESTMENTS (COST: $230,916)                                                               $249,739
                                                                                                               ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA FIRST START GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1.  Equity  securities,   including  exchange-traded  funds  (ETFs),
                except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

            5. Repurchase agreements are valued at cost, which approximates market value.

            6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available.

8

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of April 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2006, were $23,515,000 and $4,692,000, respectively, resulting in net unrealized appreciation of $18,823,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $245,189,000 at April 30, 2006, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the money market fund annualized seven-day yield at April 30, 2006.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (c) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2006.

         (e) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

         (f) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

          * Non-income-producing security for the 12 months preceding April 30, 2006.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

             MTN     Medium-Term Note
             REIT    Real Estate Investment Trust

10

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48487-0606                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 19, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 20, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JUNE 20, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.